Related Parties	12 Months Ended
Dec. 31, 2021
Disclosure of related party [text block] [Abstract]
Related parties

NOTE 23: Related parties

Transactions between the Company and its employees, consultants or Directors are described below. There were no other related party transactions.

Remuneration of key management personnel

During the year ended December 31, 2021, the executive management team included four members:

1.	Chief Executive Director, Mr. Michael McGarrity

2.	Executive Vice President of Corporate Development & General Counsel, Mr. Joseph Sollee

3.	Chief Finance Officer, Mr. Ron Kalfus

4.	Chief Commercial Officer, Mr. John Bellano

Their combined remuneration package, including employer taxes, amounted to the following:

Thousands of $/ except per personnel, warrants & share amounts For the years ended December 31	2021	2020	2019
Number of management members and Executive Directors	4	4	4
Short-term employee benefits	1,545	1,535	1,101
Post-employment benefits	52	23	26
Other employment costs	207	174	65
Termination benefits	0	0	1,111
Total benefits	1,804	1,732	2,303
IFRS share-based compensation expense	982	596	34
Number of warrants offered	2,200,000	1,183,000	2,330,000
Cumulative outstanding warrants	5,888,000	3,688,000	2,505,000
Exercisable warrants	1,282,238	1,036,250	160,000

The following table sets forth the number of warrants that were exercised, granted and accepted in aggregate by the four members of the executive management team:

	2021	2020	2019
Number of warrants exercised	0	0	0
Number of new warrants granted and accepted	2,200,000	1,183,000	2,330,000
Annualized IFRS cost for existing warrants	$982,000	$596,000	$34,000

No loans, quasi-loans or other guarantees are outstanding with members of the executive management team.

Remuneration of the Board

The total remuneration of the Board of Directors (including the Executive Director) in 2021, 2020 and 2019 was $863,000, $775,000 and $484,000 respectively (excluding VAT, stock-based compensation and reimbursement of expenses). No advances or credits have been granted to any member of the Board of Directors. None of the members of the Board of Directors have received any non-monetary remuneration other than warrants as disclosed above.

Transactions with Non-Executive Directors

Since 2012, the Non-Independent Directors do not receive a fee payment for attending and preparing for Board meetings or for assisting the Company with Board matters. They receive reimbursement for expenses directly related to the Board meetings, totaling less than $12,000 in 2021.

The Independent Directors receive a fee for attending and preparing meetings of the Board of Directors and for assisting the Company with Board matters, and they receive reimbursement for expenses directly related to the Board meetings. In 2021, 2020 and 2019, respectively $302,000, $231,000 and $135,000 were paid as fees and expense reimbursement to independent members of the Board of Directors.

A total of 20,000 warrants were granted to Non-Executive Directors in 2021 and no warrants were exercised in 2021.